SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of financial information with respect to single operating segment
	Year ended December 31,
	2025	2024	2023

Total Revenues	$72,764	$27,864	$33,459
Less:
R&D expenses
Preclinical	13,459	15,374	20,948
Clinical	13,554	15,267	10,627
G&A and BD	9,606	9,485	9,320
Financial income, net	(4,070)	(5,182)	(3,215)
Taxes on income	54	4,522	8,970
Other segment expenses*	4,818	2,629	5,563

Net profit (loss)	$35,343	$(14,231)	$(18,754)

Schedule of total revenues and long-lived assets by geographic area
	Year ended December 31,
	2025	2024	2023
Revenue from sales to customers:

United Kingdom	$65,000	$5,000	$10,000
United States	7,764	22,864	23,459

Total revenue	$72,764	$27,864	$33,459

	December 31,
	2025	2024
Long-lived assets:

Israel	$3,201	$3,677
United States	1	18

Total long-lived assets	$3,202	$3,695

Schedule of sales to single customer exceeding 10%
	Year ended December 31,
	2025	2024	2023
Sales to a single customer exceeding 10%:

Customer A	89%	18%	30%
Customer B	11%	82%	70%